FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Financial assets included in other Receivables	3	3	—

Total	3	3	—

Total Current	3	3	—
Total Non-current	—	—	—

Schedule of financial liabilities

	December 31,	June 30
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note 16)	—	4,419	608
Financial liabilities at amortized cost:
Trade payables	100	100	14
Financial liabilities in other payables and accruals	7,864	2,677	368
Lease liabilities	360	376	52
Due to related companies	9,069	6,221	856
Due to the Shareholder	85,673	77,317	10,639

Total	103,066	91,110	12,537

Total current	103,066	91,110	12,537
Total non-current	—	—	—

Schedule of the fair value measurement hierarchy of the Group’s financial assets and financial liabilities

	Quoted prices in active markets (Level 1) (Unaudited)	Significant observable inputs(Level 2) (Unaudited)	Significant unobservable inputs(Level 3) (Unaudited)	Total
	CNY	CNY	CNY	CNY

Financial liabilities
Derivative financial liabilities	—	4,419	—	4,419

	Quoted prices in active markets (Level 1) (Unaudited)	Significant observable inputs(Level 2) (Unaudited)	Significant unobservable inputs(Level 3) (Unaudited)	Total
	US$	US$	US$	US$

Financial liabilities
Derivative financial liabilities	—	608	—	608